Net Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (18,911)	$ (21,703)
Denominator:
Weighted average shares - for basic and diluted net loss per share	58,616	54,544
Net loss per share attributable to Stratasys Ltd.
Basic and diluted	$ (0.32)	$ (0.40)